DELOITTE &
 TOUCHE LLP

                        DLB FIXED INCOME FUND

                        FINANCIAL STATEMENTS FOR THE
                        PERIOD FROM JULY 25, 1995
                        (COMMENCEMENT OF OPERATIONS)
                        TO DECEMBER 31, 1995
                        AND INDEPENDENT AUDITORS' REPORT


DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB FIXED INCOME FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

INDEPENDENT AUDITORS' REPORT                                                  1

FINANCIAL  STATEMENTS  FOR THE  PERIOD  FROM  JULY  25,  1995
(COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995:

   Portfolio of Investments                                                  2-3

   Statement of Assets and Liabilities                                        4

   Statement of Operations                                                    5

   Statement of Changes in Net Assets                                         6

   Financial Highlights                                                       7

   Notes to Financial Statements                                             8-9

DELOITTE &
 TOUCHE LLP
                   125 Summer Street                   Telephone: (617) 261-8000
                   Boston, Massachusetts 02110-1617    Facsimile: (617) 261-8111




INDEPENDENT AUDITORS' REPORT


To the Trustees of The DLB Fund Group and
 Shareholders of DLB Fixed Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Fixed Income Fund (a separate series of The DLB Fund Group) as of December 31, 1995, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Fixed Income Fund at December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.


/s/Deloitte & Touche LLP

February 1, 1996


DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

BONDS - 93.3%

S&P/MOODY'S
BOND RATING                                                     PRINCIPAL
(UNAUDITED)             ISSUER                                     AMOUNT                 VALUE


               U.S. GOVERNMENT BONDS - 27.3%
   AAA          U.S. Treasury, 7.25s, 1996                        $150,000              $152,531
   AAA          U.S. Treasury, 8.50s, 1997                         400,000               417,124
   AAA          U.S. Treasury, 6.25s, 2000                         100,000               103,453
   AAA          U.S. Treasury, 7.50s, 1999                          75,000                80,519
   AAA          U.S. Treasury, 6.375s, 2000                        100,000               103,109
   AAA          U.S. Treasury, 10.375s, 2012                       250,000               345,625
   AAA          U.S. Treasury, 8.125s, 2021                        200,000               253,125
                                                                                       1,455,486
               U.S. Federal Agency Bonds - 1.9%
                Federal Home Loan Banks, 7.26s, 1999               100,000               102,984

               MORTGAGES - 24.7%
  BAA3          Green Tree Financial,  6.9s, 2004                   33,499                33,467
   AAA          Green Tree Financial, 7.25s, 2005                   81,024                81,985
   AAA          FHLMC Gold G00143                                   72,507                74,440
   AAA          GNMA, 7.5s, 2023                                   480,709               494,938
   AAA          GNMA, 7.5s, 2025                                   509,175               523,496
   AAA          Green Tree, 7.05s, 2025                            100,000               104,000
                                                                                       1,312,326
               INTERNATIONAL BONDS - 13.1%
  BAA2          Canadian National Railroad, 7s, 2004               100,000               103,611
   AA3          Province of Ontario, 7s, 2005                      125,000               133,008
   AA2          British Columbia Hydro & Pwr, 15.5s, 2011          200,000               229,398
   AA3          Province of Ontario, 15.75s, 2012                  100,000               116,822
   AAA          Hydro Quebec, 8.4s, 2022                           100,000               115,621
                                                                                         698,460

               FINANCIAL - 11.2%
  BAA2          Comdisco, 9.75s, 1997                              250,000               259,863
    A3          GMAC, 8.4s, 1999                                   200,000               217,220
    A1          Ford Capital BV, 10.125s, 2000                     100,000               117,282
                                                                                         594,365


DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

BONDS - 93.3%

S&P/MOODY'S
 BOND RATING                                                          PRINCIPAL
 (UNAUDITED)                           ISSUER                           AMOUNT           VALUE

                  INDUSTRIAL - 10.7%
     A3             Ryder Mtn, 8.45s, 1999                            100,000           108,954
     A2             Sears Roebuck, 6.5s, 2000                         100,000           102,303
     A3             Cardinal Health Inc., 6.5s, 2004                  100,000           101,345
     A1             Raytheon, 6.5s, 2005                              100,000           103,408
   BAA3             Telecommunication Inc., 7.25s, 2005               100,000           101,337
   BAA3             Time Warner Ent., 8.375s, 2023                     50,000            53,826

                                                                                        571,173

                   TRANSPORTATION - 4.4%
       A3           CSX Corp., 9.50s, 2000                            100,000           113,897
       A3           CSX Corp. Deb, 9s, 2006                           100,000           119,160
                                                                                        233,057

                   Total Bonds (Identified cost, $4,834,859)                          4,967,851

                   REPURCHASE AGREEMENT, 5.2%,
                    Bank of New York, dated 12/29/95, due
                    1/2/96 (Secured by $281,000 U.S. Treasury
                    Notes, due 9/30/97, Market Value, $287,365)                         277,440

                   Total Investments
                      (Identified cost, $5,112,299)                                   5,245,291

                   Other Assets, Less Liabilities - 1.5%                                 79,848

                   NET ASSETS - 100%                                                $ 5,325,139

See notes to financial statements.

DLB FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $5,112,299)                     $5,245,291
  Interest receivable                                                         80,415

            Total assets                                                   5,325,706

LIABILITIES - Accrued expenses and other liabilities                             567

NET ASSETS                                                                $5,325,139

NET ASSETS CONSIST OF:
  Paid-in capital                                                         $5,192,147
  Unrealized appreciation on investments                                     132,992

             Total                                                        $5,325,139

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                    518,789

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
  SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
  OUTSTANDING)                                                            $    10.26


See notes to financial statements.

DLB FIXED INCOME FUND

STATEMENT OF OPERATIONS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

INTEREST INCOME                                                                     $ 152,090

EXPENSES:
  Management fee                                                                        8,911
  Custodian fee                                                                        23,894
  Legal fees                                                                           23,846
  Accounting and audit fees                                                            19,791
  Trustees' fees                                                                        5,438
  Other                                                                                     6

            Total expenses                                                             81,886

  Reduction of expenses by investment manager                                         (68,707)

            Net expenses                                                               13,179

            Net investment income                                                     138,911

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on investment transactions (identified cost basis)                     53,226
  Change in unrealized appreciation                                                   132,992

             Net realized and unrealized gain on investments                          186,218

             Increase in net assets from operations                                 $ 325,129



See notes to financial statements.

DLB FIXED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY  25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
-------------------------------------------------------------------------------

INCREASE (DECREASE)  IN NET ASSETS:
  From operations:
    Net investment income                                                                             $ 138,911
    Net realized gain on investments                                                                     53,226
    Net unrealized gain on investments                                                                  132,992

            Increase in net assets from operations                                                      325,129

Distributions declared to shareholders:
  From  net investment income                                                                          (139,227)
  From net realized gain on investments                                                                 (53,159)

           Total distributions declared to shareholders                                                (192,386)

Fund share (principal) transactions:
  Net proceeds from sale of shares                                                                    5,000,000
  Net asset value of shares issued to shareholders in reinvestment of distributions                     192,386

           Increase in net assets from Fund share transactions                                        5,192,386

          Total increase in net assets                                                                5,325,129

NET ASSETS:
    At beginning of period                                                                                   10

    At end of period                                                                                $ 5,325,139


See notes to financial statements.

DLB FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                    $  10.00
  Income from investment operations:
    Net investment income                                                                      0.28
    Net realized and unrealized gain on investments                                            0.37

             Total income from investment operations                                           0.65

  Less distributions declared to shareholders:
    From net investment income                                                                (0.28)
    From net realized gain on investments                                                     (0.11)

            Total distributions declared to shareholders                                      (0.39)

Net asset value - end of period                                                            $  10.26

Total return                                                                                  14.75%*

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                                      0.55%*
  Ratio of net investment income to average net assets                                         6.24%*
  Portfolio turnover                                                                             42%
  Net assets at end of period (000 omitted)                                                $  5,325

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.55% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund, and had expenses been limited to that permitted by state securities law, the net investment income per share and ratios would have been:

Net investment income                                                                       $  0.19

Ratios (to average net assets):
  Expenses                                                                                     2.50%*
  Net investment income                                                                        4.33%*

* Annualized.


See notes to financial statements.

DLB FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   BUSINESS AND ORGANIZATION

     DLB Fixed Income Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust").

     The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

     TAX MATTERS AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

     The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated undistributed net realized gains. During the period ended December 31, 1995, $67 and $249 were reclassified from accumulated undistributed net realized gain on investments` and paid-in capital, respectively, to accumulated undistributed net investment income, due to differences between book and tax accounting for mortgage-backed securities and foreign currency transactions. This change had no effect on the net assets or net asset value per share.

3.   TRANSACTIONS WITH AFFILIATES

     INVESTMENT MANAGER - The Fund has a management contract with David L. Babson & Co. Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.40% of average daily net assets.

     For the period ended December 31, 1995, the management fee amounted to $8,911, all of which was waived by DLB and, additionally, $59,796 of Fund expenses were borne by DLB.

     The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.   PORTFOLIO SECURITIES

     Purchases and sales of investments, other than short-term obligations, were as follows:

                                                       PURCHASES         SALES
      U.S.  Government   securities                   $4,526,414      $2,061,524
      Investments (non-U.S. government securities)    $2,503,365      $  177,303

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate Cost                                                 $5,112,299
      Gross unrealized appreciation                                  $  137,028
      Gross unrealized depreciation                                      (4,036)
      Net unrealized appreciation                                    $  132,992


5.   SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

                                                           SHARES        AMOUNT
Shares sold                                                500,000    $5,000,000
Shares issued to shareholders in reinvestment of            18,788       192,386
 distributions
Net increase                                               518,788    $5,192,386

                                   * * * * * *

DELOITTE &
 TOUCHE LLP

                      DLB GLOBAL SMALL CAPITALIZATION FUND

                      FINANCIAL STATEMENTS FOR THE PERIOD
                      FROM JULY 19, 1995 (COMMENCEMENT
                      OF OPERATIONS) TO DECEMBER 31, 1995
                      AND INDEPENDENT AUDITORS' REPORT




DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB GLOBAL SMALL CAPITALIZATION FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            PAGE

INDEPENDENT AUDITORS' REPORT ON FINANCIAL STATEMENTS                         1

FINANCIAL  STATEMENTS  FOR THE  PERIOD  FROM  JULY  19,  1995
 (COMMENCEMENT  OF  OPERATIONS) TO DECEMBER 31, 1995:

 Portfolio of Investments                                                   2-6

 Statement of Assets and Liabilities                                         7

 Statement of Operations                                                     8

 Statement of Changes in Net Assets                                          9

 Financial Highlights                                                       10

 Notes to Financial Statements                                             11-13

DELOITTE &
 TOUCHE LLP
                   125 Summer Street                   Telephone: (617) 261-8000
                   Boston, Massachusetts 02110-1617    Facsimile: (617) 261-8111




INDEPENDENT AUDITORS' REPORT


To the  Trustees  of the DLB Fund  Group and  Shareholders  of
 DLB  Global  Small Capitalization Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Global Small Capitalization Fund (a separate series of The DLB Fund Group) as of December 31, 1995, and the related statements of operations, changes in net assets, and the financial highlights for the period from July 19, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Global Small Capitalization Fund at December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from July 19, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP

February 1, 1996



DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 98.1%

ISSUER                                                                              SHARES          VALUE
CHEMICALS SPECIALTY - 1.9%
     Calgon Carbon                                                                   9,200       $110,400
     M.A. Hanna Co.                                                                  3,200         89,600

                                                                                                  200,000
METALS AND MINING - 0.9%
     Martin Marietta Materials                                                       4,500         92,813

PAPER/FOREST PRODUCTS - 0.7%
     Albany International Corp. Class A                                              4,100         74,313

AEROSPACE - 1.3%
     E G & G                                                                         5,600        135,800

CONSTRUCTION - 1.0%
     Southdown Inc. (*)                                                              5,300        103,350

ENVIRONMENTAL - 1.0%
     Safety-Kleen                                                                    6,900        107,812

MACHINERY/EQUIPMENT - 2.7%
     BW/IP Inc. Class A                                                              5,800         95,700
     Harsco Corp.                                                                    2,000        116,250
     Trinity Industries                                                              2,400         75,600

                                                                                                  287,550
APPAREL - TEXTILE - 1.8%
     National Service Industries                                                     3,700        119,788
     Stride Rite                                                                     9,300         69,750

                                                                                                  189,538
AUTO PARTS MANUFACTURERS - 3.2%
     Armor All Products                                                              6,800        123,250
     Arvin Industries                                                                3,400         56,100
     Bandag Inc. Class A                                                             1,100         58,300
     Standard Products                                                               5,800        102,225

                                                                                                  339,875
FURNITURE AND APPLIANCES - 2.2%
     Herman Miller                                                                   4,500        135,000
     LA-Z-BOY Chair                                                                  3,200         98,800

                                                                                                  233,800
RECREATION - 0.8%
     King World Productions (*)                                                      2,100         81,638


DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                              SHARES          VALUE
PRINTING AND PUBLISHING - 4.6%
     CCH Inc., Class B                                                               5,100        281,138
     Central Newspapers A                                                            3,300        103,538
     Lee Enterprises                                                                 4,200         96,600

                                                                                                  481,276
RETAIL - SPECIALITY - 0.8%
     Fingerhut Companies                                                             5,700         79,088

WHOLESALERS - 1.0%
     Waban Inc. (*)                                                                  5,600        105,000

FOOD PRODUCERS - 0.9%
     Dean Foods Co.                                                                  3,600         99,000

FOOD RETAILERS - 1.1%
     Vons Companies (*)                                                              4,200        118,650

COSMETIC/TOILETRY - 0.8%
     Alberto Culver Class A                                                          2,600         79,300

TOBACCO - 1.7%
     Dimon Inc.                                                                      5,600         98,700
     Quilmes Industries                                                              4,800         74,880

                                                                                                  173,580
COAL GAS AND PIPE - 2.3%
     Cabot Oil & Gas Corp.                                                           6,600         96,525
     Nabors Industries (*)                                                          13,000        144,625

                                                                                                  241,150
OIL - DOMESTIC - 0.8%
     Quaker State Corp.                                                              7,000         88,375

BANKS - 2.8%
     First Commercial Corp.                                                          3,317        109,461
     First Security Corp.                                                            2,900        111,650
     Firstier Financial                                                              1,700         74,800

                                                                                                  295,911
INSURANCE COMPANIES - 1.8%
  Gallagher, AJ & Co.                                                                2,300         85,675
  Hartford Steam Boiler Ins.                                                         2,100        105,000

                                                                                                  190,675

DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                              SHARES         VALUE
ELECTRONIC/INSTRUMENT - 1.3%
  Intergraph Corp. (*)                                                               4,100        64,575
  Scitex                                                                             5,300        72,213

                                                                                                 136,788

TELECOMMUNICATIONS - 0.7%
  Octel Communications(*)                                                            2,400        77,400

TRUCKING AND SHIPPING - 2.1%
  Alexander & Baldwin                                                                3,400        78,200
  Hunt JB Transport                                                                  4,500        75,375
  Overseas Shipholding                                                               3,700        70,300

                                                                                                 223,875
NATURAL GAS - 0.9%
     Equitable Resources                                                             3,100        96,875

FOREIGN - 57%

   UNITED KINGDOM
     Alllied Colloids Group - Chemicals                                             44,900        92,711
     Peter Black Holdings - Household Goods                                         19,000        79,643
     N Brown Group - Retailers - General                                            20,000        83,214
     Court Cavendish Group - Health Care                                            21,400        90,036
     Devro International - Food Producers                                           26,000       102,527
     Fairey Group - Electronic and Electrical Equipment                             11,300        94,383
     McBride - Household Goods (*)                                                  28,100        84,196
     Seton Healthcare Group - Health Care                                           13,000        79,721
     Spirax-Sarco Engineering - Engineering                                         15,000       138,211
     UniChem - Health Care                                                          21,300        80,025

                                                                                                 924,667
     BELGIUM
      Colruyt - Retailers - Food                                                   126,428       123,616

     FRANCE
      Bioblock Scientific - Distributors                                             2,000       102,139
      Brioch Pasquier - Food Producers                                               1,000       121,789
      Guilbert - Distributors                                                        1,200       141,234
      SocieteManutan - Distributors                                                  1,000       116,591
      Spir Communication - Media                                                     1,400       128,666
      Virbac - Pharmaceuticals                                                       1,000       122,812

                                                                                                 733,231

DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                               SHARES         VALUE
FOREIGN (CONTINUED)
     GERMANY
       Douglas Holdings - Retailers - General                                         3,250       114,960
       Rhoen Klinikum - Health Care                                                   1,200       119,958
       Sto AG - Building Materials and Merchants (**)                                   100        50,332

                                                                                                  285,250
     ITALY
       Gewiss - Electronic and Electrical Equipment                                  13,700       172,684
       Industrie Natuzzi ADR - Household Goods                                        3,700       167,888

                                                                                                  340,572
     NETHERLANDS
       Grolsch - Breweries                                                            3,350       116,590
       Nutricia Verenidge Bedrijuen - Food Producers                                  1,850       149,772
       Wegener - Media                                                                1,550       149,847

                                                                                                  416,209
     SWITZERLAND
       Fotolabo - Other Services and Businesses                                         400       160,000
       Phoenix Mecano - Engineering                                                     300       150,782

                                                                                                  310,782
     NEW ZEALAND
       Guinness Peat Group - Other Financial                                        155,000        81,021

     JAPAN
      Aim Services - Other Svcs. and Business                                         5,000        91,535
      Amada Metrecs - Japan                                                           9,000       143,840
      Canon Aptex - Engineering                                                       5,500        89,597
      Daiwa Industries - Engineering                                                 12,000       116,234
      Disco - Electronic and Electrical Equipment                                     4,000       149,168
      Fukuda Denshi - Health Care                                                     5,000       134,153
      Harada Industry - Electronic and Electrical Equip.                              5,000        85,722
      Maruko - Retailers - General (*)                                                1,500       101,850
      Mitsui High Tech - Electronic and Electrical Equip.                             5,000       130,763
      Nihon Jumbo - Other Services and Businesses                                     4,300       150,358
      Nissen - Retailers - General                                                    5,730       134,314
      Royal Ltd. - Retailers - General                                                4,000       133,670
      SxL Corp. - Building and Construction                                          12,000       124,370
      Xebio Co. - Retialers - General                                                 4,000       141,418


                                                                                                1,726,992

DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                               SHARES            VALUE
FOREIGN (CONTINUED)
     HONG KONG
       CDL Hotels - Leisure and Hotels                                              260,000          131,126
       Chen Hsong Holdings - Engineering                                             90,000           47,135
       Gold Peak - Electronic and Electrical Equipment                              150,000           74,195
       South China Morning Post - Media                                             200,000          122,204

                                                                                                     374,660
     INDONESIA
       Multi Bintang D/R - Breweries                                                  5,500           63,806

     MALAYSIA
       Perlis Plantations - Diversified Industrial                                   40,000          125,188

     SINGAPORE
       Tiger Medicals - Pharmaceuticals                                              50,000           83,038
       Tibs Holdings - Transport                                                     40,000           97,809
       United Industrial Corp. - Property                                            71,000           69,745

                                                                                                     250,592
     THAILAND
       Matichon (THB) F/R - Media                                                    13,000           76,865
       Saha Pathana Interholding L/R - Div. Industrial *                             35,000           66,667
       Thai Pineapple (TIPCO) L/R - Food Producers *                                 52,000           76,431

                                                                                                     219,963

Total Common and Preferred Stocks                                                                 10,309,981
     (Identified Cost $9,938,233)

REPURCHASE AGREEMENT - 1.9%
  Bank of New York, dated 12/29/95, due 1/2/96 (Secured by $208,000 U.S.
  Treasury Notes, due 9/30/97, Market Value $212,712)                                                204,300

Total Investments
      (Identified cost $10,142,533)                                                               10,514,281

Other Assets, Less Liabilities - 0%                                                                   (5,003)

NET ASSETS - 100%                                                                               $ 10,509,278

(*) Non-income producing securities
(**) Preferred Stock



See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $10,142,533)                                            $  10,514,281
  Receivable for investments sold                                                                        81,885
  Dividends and interest receivable                                                                      53,890

            Total assets                                                                             10,650,056

LIABILITIES:
  Payable for investments purchased                                                                     104,880
  Accrued expenses and other liabilities                                                                 35,898

            Total liabilities                                                                           140,778

NET ASSETS                                                                                        $  10,509,278

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                 $  10,172,224
  Unrealized appreciation on investments and translation of assets and liabilities
    in foreign currency                                                                                 371,931
  Accumulated net realized loss on investments and foreign currency transactions                        (35,270)
  Accumulated undistributed net investment income                                                           393

Total                                                                                             $  10,509,278

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                             1,017,012

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
  OUTSTANDING)                                                                                    $       10.33


See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF OPERATIONS
PERIOD FROM JULY 19, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $10,439)                                                $ 108,643
  Interest                                                                                               23,708

            Total investment income                                                                     132,351

EXPENSES:
  Management fee                                                                                         45,284
  Custodian fee                                                                                          35,040
  Legal fees                                                                                             31,092
  Accounting and audit fees                                                                              25,804
  Trustees' fees                                                                                          5,438

            Total expenses                                                                              142,658

  Reduction of expenses by investment manager                                                           (76,551)

            Net expenses                                                                                 66,107

            Net investment income                                                                        66,244

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) (identified cost basis):
     Investment transactions                                                                            (35,270)
     Foreign currency transactions                                                                        6,373

            Net realized loss                                                                           (28,897)

  Change in unrealized appreciation:
    Investments                                                                                         371,748
    Translation of assets and liabilities in foreign currency                                               183

            Net unrealized gain on investments and foreign currency                                     371,931

            Net realized and unrealized gain on investments and foreign currency                        343,034

            Increase in net assets from operations                                               $      409,278



See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 19, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN  NET ASSETS:
  From operations:
    Net investment income                                                                          $    66,244
    Net realized loss on investments and foreign currency transactions                                 (28,897)
    Net unrealized gain on investments and foreign currency translation                                371,931

            Increase in net assets from operations                                                     409,278

  Distributions declared to shareholders from net investment income                                    (72,224)

  Fund share (principal) transactions:
    Net proceeds from sale of shares                                                                10,000,000
    Net asset value of shares issued to shareholders in reinvestment of distributions                   72,224

            Increase in net assets from Fund share transactions                                     10,072,224

            Total increase in net assets                                                            10,409,278

NET ASSETS:
  At beginning of period                                                                               100,000

  At end of period (including accumulated undistributed net investment
     income of $393)                                                                             $  10,509,278


See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 19, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                                 $ 10.00

    Net investment income                                                                                  0.07
    Net realized and unrealized gain on investments                                                        0.33

            Total income from investment operations                                                        0.40

  Less distributions declared to shareholders from net investment income                                  (0.07)

    Net asset value - end of period                                                                     $ 10.33

Total return                                                                                               8.96%

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                                                  1.46%
  Ratio of net investment income to average net assets                                                     1.46%
  Portfolio turnover                                                                                          5%
  Net assets at end of period (000 omitted)                                                           $  10,509

The manager has agreed with the Fund to reduce its investment management fee and bear certain expenses, such that expenses do not exceed 1.50% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had expenses been limited to that required by state securities law, the net investment income per share and ratios would have been:

  Net investment income                                                                               $    0.02

  Ratios (to average net assets):
    Expenses                                                                                               2.50%*

    Net investment income                                                                                  0.42%*

* Annualized.



See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    BUSINESS AND ORGANIZATION

      DLB Global Small Capitalization Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust").

      The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

      FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes only. The Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

      INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Interest income is recorded on the accrual basis.

      TAX MATTERS AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ( the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex-dividend date.

      The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

      During the period ended December 31, 1995, $6,373 was reclassified from accumulated undistributed net realized gain on investments to accumulated undistributed net investment income, due to differences between book and tax accounting for foreign currency transactions. This change had no effect on net assets or net asset value per share.

      At December 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryforward of $35,270 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2003.

3.    TRANSACTIONS WITH AFFILIATES

      INVESTMENT MANAGER - The Fund has a management contract with David L. Babson & Co., Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 1.00% of average daily net assets.

      DLB has entered into a sub-advisory agreement with Babson-Stewart Ivory International ("BSI") with respect to the management of the international component of the Fund's portfolio. Under the sub-advisory agreement, DLB pays BSI a monthly fee at the annual rate of 0.50% of average daily net assets.

      For the period ended December 31, 1995, the management fee amounted to $45,284, all of which was waived by DLB and, additionally, $31,267 of Fund expenses were borne by DLB.

      The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations, aggregated $10,490,197 and $516,694, respectively.

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


        Aggregate cost                                    $ 10,142,533

        Gross unrealized appreciation                     $    862,978
        Gross unrealized depreciation                         (491,230)

        Net unrealized appreciation                       $    371,748



5.    SHARES OF BENEFICIAL INTEREST

      The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

                                                        SHARES         AMOUNT
       Shares sold                                     1,000,000    $ 10,000,000
       Shares issued to shareholders in reinvestment
        of distributions                                   7,012          72,224

       Net increase                                    1,007,012    $ 10,072,224


                                   * * * * * *

DELOITTE &
 TOUCHE LLP


                   DLB VALUE FUND

                   FINANCIAL STATEMENTS FOR THE
                   PERIOD FROM JULY 25, 1995
                   COMMENCEMENT OF OPERATIONS)
                   TO DECEMBER 31, 1995 AND
                   INDEPENDENT AUDITORS' REPORT




DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB VALUE FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
INDEPENDENT AUDITORS' REPORT ON FINANCIAL STATEMENTS                         1

FINANCIAL  STATEMENTS  FOR THE  PERIOD  FROM  JULY  25,  1995
  (COMMENCEMENT  OF OPERATIONS) TO DECEMBER 31, 1995:

    Portfolio of Investments                                                2-4

    Statement of Assets and Liabilities                                      5

    Statement of Operations                                                  6

    Statement of Changes in Net Assets                                       7

    Financial Highlights                                                     8

    Notes to Financial Statements                                          9-10

DELOITTE &
 TOUCHE LLP
                  125 Summer Street                    Telephone: (617) 261-8000
                  Boston, Massachusetts 02110-1617     Facsimile: (617) 261-8111


INDEPENDENT AUDITORS' REPORT

To the Trustees of the DLB Fund Group and Shareholders of
  DLB Value Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Value Fund (a separate series of The DLB Fund Group) as of December 31, 1995, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Value Fund at December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

February 1, 1996

DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 97.4%

ISSUER                                                                           SHARES         VALUE
CHEMICALS - 2.3%
  Dupont                                                                          3,500        $244,562

PAPER/FOREST PRODUCTS - 6.7%
   Potlatch Corp.                                                                 6,000         240,000
   Weyerhaeuser                                                                   6,000         259,500
   Willamette Ind.                                                                4,000         225,000

                                                                                                724,500
AEROSPACE - 5.0%
   Boeing                                                                         3,500         274,312
   Lockheed Martin Corp.                                                          3,400         268,600

                                                                                                542,912
ENVIRONMENTAL - 2.2%
   Safety-Kleen                                                                  15,500         242,187

APPAREL - TEXTILE - 2.6%
   Reebok International                                                          10,100         285,325

RECREATION - 1.8%
   Huffy Corp.                                                                   19,000         192,375

PRINTING AND PUBLISHING - 2.1%
   Harcourt General                                                               5,500         230,312

RETAIL DISCOUNT - 2.2%
   K MART                                                                        32,200         233,450

RETAIL - GENERAL - 4.7%
   Penny JC                                                                       5,000         238,125
   Sears Roebuck & Co.                                                            7,000         273,000

                                                                                                511,125
FOOD PRODUCERS - 2.5%
   Grand Metropolitan ADR                                                         9,500         273,125

DRUGS - 2.1%
   Lilly, Eli & Co.                                                               3,982         223,988

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 97.4% (CONTINUED)

ISSUER                                                                           SHARES         VALUE
MEDICAL SUPPLIES AND SERVICES - 3.9%
   Guidant Corp.                                                                   3,521       148,762
   Tenet Healthcare Corp.                                                         13,300       275,975

                                                                                               424,737
OIL - DOMESTIC - 2.0%
   Atlantic Richfield                                                              2,000       221,500


OIL  - INTERNATIONAL - 2.6%
   Royal Dutch Pete NY Reg. N Gldr.                                                2,000       282,250


BANKS - 9.8%
   Chase Manhattan                                                                 4,500       272,812
   First Bank System                                                               5,500       272,938
   First Interstate Bancorp                                                        1,800       245,700
   National City Corp.                                                             8,000       265,000

                                                                                             1,056,450
FINANCIAL SERVICES - 12.2%
  American Express                                                                 6,500       268,938
  Salomon Inc.                                                                     7,000       248,500
  Student Loan Corp.                                                               8,200       278,800
  Student Loan Marketing                                                           4,300       283,262
  Transamerica                                                                     3,300       240,488

                                                                                             1,319,988
INSURANCE COMPANIES - 7.4%
  Aetna Life & Casualty                                                            4,000       277,000
  Allstate Corp.                                                                   6,400       263,200
  General RE Corp.                                                                 1,700       263,500

                                                                                               803,700

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 97.4% (CONTINUED)

ISSUER                                                                           SHARES         VALUE
DIVERSIFIED - 2.0%
  Hanson PLC Sponsored ADR                                                         14,000      213,500

PROFESSIONAL SERVICES - 4.7%
  ABM                                                                              10,000      277,500
  PHH Corp.                                                                         5,000      233,750
                                                                                               511,250
COMPUTER RELATED - 4.3%
  Apple Computer                                                                    6,700      213,563
   International Business Machines                                                  2,700      247,725

                                                                                               461,288
COMPUTER SOFTWARE - 2.5%
   Shared Med. Sys. Corp.                                                           5,000      271,875


OFFICE EQUIPMENT - 4.6%
   Wallace Computer                                                                 4,100      223,963
   Xerox                                                                            2,000      274,000


                                                                                               497,963
AIRLINES - 2.2%
   KLM Royal Dutch Air                                                              6,658      234,695


TRUCKING AND SHIPPING - 2.3%
   Overseas Shipholding                                                            13,400      254,600

ELECTRICAL POWER - 2.7%
   Texas Utilities                                                                  7,000      287,875

TOTAL COMMON STOCKS (IDENTIFIED COST, $9,966,759)                                           10,545,532

REPURCHASE AGREEMENT - 3%
  Bank of New York, dated 12/29/95, due
  1/2/96 (Secured by $324,000 U. S. Treasury
  Notes, due 9/30/97, Market Value $331,340)                                                   320,107


Total Investments (Identified cost $10,286,866)                                             10,865,639
Other Assets, Less Liabilities (0.4%)                                                          (48,061)

NET ASSETS - 100%                                                                          $10,817,578

See notes to financial statements.

DLB VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $10,286,866)                                             $ 10,865,639
  Interest and dividends receivable                                                                      16,870


            Total assets                                                                             10,882,509

LIABILITIES:
  Payable for investments purchased                                                                      45,744
  Accrued expenses and other liabilities                                                                 19,187

            Total liabilities                                                                            64,931

NET ASSETS                                                                                         $ 10,817,578

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                  $ 10,238,563
  Unrealized appreciation on investments                                                                578,773
  Accumulated undistributed net investment income                                                           242


  Total                                                                                            $ 10,817,578


SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                             1,022,591

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE
  (NET ASSETS / SHARES OF BENEFICIAL INTEREST OUTSTANDING)                                         $      10.58



See notes to financial statements.

DLB VALUE FUND

STATEMENT OF OPERATIONS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Dividends (net of foreign tax withheld of $1,932)                                                   $ 111,574
  Interest                                                                                               16,211

            Total investment income                                                                     127,785

EXPENSES:
  Management fee                                                                                         24,862
  Custodian fee                                                                                          28,213
  Accounting and audit fees                                                                              22,263
  Trustees' fees                                                                                          5,438
  Legal fees                                                                                             28,867
  Other                                                                                                     121

            Total expenses                                                                              109,764

  Reduction of expenses by investment manager                                                           (73,081)

            Net expenses                                                                                 36,683

            Net investment income                                                                        91,102

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on investments (identified cost basis)                                                  147,693
  Change in unrealized appreciation                                                                     578,773

            Net realized and unrealized gain on investments                                             726,466

            Increase in net assets from operations                                                    $ 817,568


See notes to financial statements.

DLB VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO  DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                                                       $        91,102
    Net realized gain on investments                                                                    147,693
    Net unrealized gain on investments                                                                  578,773

       Increase in net assets from operations                                                           817,568


   Distributions declared to shareholders:
    From net investment income                                                                          (90,860)
    From net realized gain on investments                                                              (147,693)

       Total distributions declared to shareholders                                                    (238,553)

 Fund share (principal) transactions:
    Net proceeds from sale of shares                                                                 10,000,000
    Net asset value of shares issued to shareholders in reinvestment of distributions                   238,553

         Increase in net assets from Fund share transactions                                         10,238,553


         Total increase in net assets                                                                10,817,568

NET ASSETS:
  At beginning of period                                                                                  10.00

  At end of period (including accumulated undistributed net investment income of
     $242)                                                                                       $   10,817,578

See notes to financial statements.

DLB VALUE FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                                 $ 10.00

  Income from investment operations:
    Net investment income                                                                                  0.09
    Net realized and unrealized gain on investments                                                        0.73

           Total income from investment operations                                                         0.82

  Less distributions declared to shareholders:
    From net investment income                                                                            (0.09)
    From net realized gain on investments                                                                 (0.15)

           Total distributions declared to shareholders                                                   (0.24)

Net asset value - end of period                                                                         $ 10.58

Total return                                                                                              18.64%*

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                                                  0.80%*
  Ratio of net investment income to average net assets                                                     2.02%*
  Portfolio turnover                                                                                          7%
  Net assets at end of period (000 omitted)                                                            $ 10,818

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.80% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund, the net investment income per share and ratios would have been:

Net investment income                                                                                  $   0.02

Ratios (to average net assets):
  Expenses                                                                                                 2.43%*
  Net investment income                                                                                    0.40%*

* Annualized.

See notes to financial statements.

DLB VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.      BUSINESS AND ORGANIZATION

        DLB Value Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust").

        The Trust is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company.

2.      SIGNIFICANT ACCOUNTING POLICIES

        INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

        INVESTMENT   TRANSACTIONS  AND  INCOME  -  Investment  transactions  are recorded on the trade date. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Interest income is recorded on the accrual basis.

        TAX MATTERS AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

        The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

3.      TRANSACTIONS WITH AFFILIATES

        INVESTMENT MANAGER - The Fund has a management agreement with David L. Babson & Co., Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of average daily net assets.

        For the period ended December 31, 1995, the management fee amounted to $24,862, all of which was waived by DLB and, additionally, $48,219 of Fund expenses were borne by DLB.

        The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.      PORTFOLIO SECURITIES

        Purchases and sales of investments, other than short-term obligations aggregated $10,538,734 and $719,669, respectively.

        The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


        Aggregate cost                                             $ 10,286,866
        Gross unrealized appreciation                              $  1,113,361
        Gross unrealized depreciation                                  (534,588)

        Net unrealized appreciation                                $    578,773

5.      SHARES OF BENEFICIAL INTEREST

        The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

                                                     SHARES             AMOUNT

Shares sold                                        1,000,000      $  10,000,000
Shares issued to shareholders in reinvestment
  of distributions                                    22,590            238,553

Net increase                                       1,022,590      $  10,238,553





                                  * * * * * *

DELOITTE &
 TOUCHE LLP

         DLB MID CAPITALIZATION FUND

         FINANCIAL STATEMENTS FOR THE PERIOD
         FROM JULY 25, 1995 (COMMENCEMENT
         OF OPERATIONS) TO DECEMBER 31, 1995
         AND INDEPENDENT AUDITORS' REPORT

DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB MID CAPITALIZATION FUND - UNAUDITED

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

INDEPENDENT AUDITORS' REPORT ON FINANCIAL STATEMENTS                         1

FINANCIAL STATEMENTS FOR THE PERIOD FROM JULY 25, 1995
 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995:

   Portfolio of Investments                                                 2-4

   Statement of Assets and Liabilities                                       5

   Statement of Operations                                                   6

   Statement of Changes in Net Assets                                        7

   Financial Highlights                                                      8

   Notes to Financial Statements                                            9-10

DELOITTE &
 TOUCHE LLP
                   125 Summer Street                   Telephone: (617) 261-8000
                   Boston, Massachusetts 02110-1617    Facsimile: (617) 261-8111




INDEPENDENT AUDITORS' REPORT

To the Trustees of the DLB Fund Group and
 Shareholders of DLB Mid Capitalization Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Mid Capitalization Fund (a separate series of The DLB Fund Group) as of December 31, 1995, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Mid Capitalization Fund at December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

February 1, 1996


DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB MID CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 98.0%

ISSUER                                                                                     SHARES      VALUE
CHEMICALS  SPECIALTY - 4.6%
   Calgon Carbon                                                                          22,900      $274,800
   M. A. Hanna                                                                             8,100       226,800
                                                                                                       501,600

METALS AND MINING - 2.2%
   Martin Marietta Materials                                                              11,400       235,125

PAPER/FOREST PRODUCTS - 1.7%
  Albany International Corp. Class A (*)                                                  10,300       186,688

AEROSPACE - 3.1%
   E G & G                                                                                14,000       339,500

CONSTRUCTION - 2.4%
   Southdown                                                                              13,200       257,400

ENVIRONMENTAL - 2.5%
   Safety-Kleen                                                                           17,300       270,312

MACHINERY/EQUIPMENT - 6.6%
   BW/IP Inc., Class A                                                                    14,500       239,250
   Harsco Corp.                                                                            5,100       296,438
   Trinity Industries                                                                      6,000       189,000
                                                                                                       724,688

APPAREL - TEXTILE - 4.4%
   National Service Industries                                                             9,300       301,088
   Stride Rite                                                                            23,400       175,500
                                                                                                       476,588

AUTO PARTS MANUFACTURERS - 8.3%
   Armor All Products                                                                     17,000       308,125
   Arvin Industries                                                                        8,600       141,900
   Bandag Inc., Class A (*)                                                                2,600       201,400
   Standard Products                                                                      14,500       255,563
                                                                                                       906,988

FURNITURE AND APPLIANCES  -  5.4%
   Herman Miller                                                                          11,300       339,000
   LA-Z-BOY Chair                                                                          8,000       247,000
                                                                                                       586,000

RECREATION - 1.9%
   King World Productions                                                                  5,400       209,925


DLB MID CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 98.0% (CONTINUED)

ISSUER                                                                                     SHARES      VALUE
PRINTING AND PUBLISHING - 11.0%
  CCH Inc., Class B                                                                       12,800       705,600
  Central Newspapers A                                                                     8,200       257,275
  Lee Enterprises                                                                         10,200       234,600
                                                                                                     1,197,475

RETAIL - SPECIALTY - 1.8%
   Fingerhut Companies                                                                    14,200       197,025

WHOLESALERS - 2.4%
    Waban Inc.                                                                            14,100       264,375

FOOD PRODUCERS - 2.3%
   Dean Foods Co.                                                                          9,000       247,500

FOOD RETAILERS - 2.7%
   Vons Companies                                                                         10,600       299,450

COSMETIC TOILETRY - 1.8%
   Alberto Culver, Class A                                                                 6,500       198,250

TOBACCO - 2.2%
   Dimon Inc.                                                                             13,800       243,225

COAL GAS AND PIPE - 5.5%
   Cabot Oil & Gas Corp.                                                                  16,500       241,310
   Nabors Industries                                                                      32,300       359,337
                                                                                                       600,647

OIL - DOMESTIC - 2.0%
   Quaker State Corp.                                                                     17,700       223,461

BANKS - 6.6%
   First Commercial Corp.                                                                  8,239       271,890
   First Security Corp.                                                                    7,000       269,500
   Firstier Financial                                                                      4,100       180,400
                                                                                                       721,790

INSURANCE COMPANIES - 4.3%
   Gallagher (*)                                                                           5,700       212,325
   Hartford Steam Boiler Ins.                                                              5,200       260,000
                                                                                                       472,325

ELECTRONIC/INSTRUMENT - 3.1%
   Intergraph Corp.                                                                       10,100       159,075
   Scitex                                                                                 13,400       182,575
                                                                                                       341,650

DLB MID CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 98.0% (CONTINUED)

ISSUER                                                                                     SHARES      VALUE
TELECOMMUNICATIONS - 1.8%
  Octel Communications                                                                     6,000       193,500

TRUCKING AND SHIPPING - 5.2%
  Alexander & Baldwin                                                                      8,700       200,100
  Hunt JB Transport                                                                       11,300       189,275
  Overseas Shipholding                                                                     9,300       176,700

NATURAL GAS - 2.3%
  Equitable Resources                                                                      8,000       250,000

Total common stocks (Identified cost $9,959,887)                                                    10,711,562

REPURCHASE AGREEMENT - 2.6%
   Bank of New York, dated 12/29/95, due 1/2/96 (secured by $284,000
   U.S. Treasury Notes, due 9/30/97, market value $290,433)                                            280,633

Total investments (Identified cost $10,240,520)                                                     10,992,195

Other Assets, Less Liabilities - (0.6%)                                                                (63,321)

NET ASSETS - 100%                                                                                  $10,928,874

(*) Non-income producing security

See notes to financial statements.

DLB MID CAPITALIZATION FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $10,240,520)                                           $        10,992,195
  Dividends and interest receivable                                                                           22,888

            Total assets                                                                                  11,015,083

LIABILITIES:
  Payable for investments purchased                                                                           62,493
  Accrued expenses and other liabilities                                                                      23,716

            Total liabilities                                                                                 86,209

NET ASSETS                                                                                       $        10,928,874

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                $        10,176,967
  Unrealized appreciation on investments                                                                     751,675
  Accumulated undistributed net investment income                                                                232

            Total                                                                                $        10,928,874

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                  1,016,544

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE
  (NET ASSETS / SHARES OF BENEFICIAL INTEREST OUTSTANDING)                                       $             10.75

See notes to financial statements.

DLB MID CAPITALIZATION FUND

STATEMENT OF OPERATIONS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Dividends                                                                                          $ 96,748
  Interest                                                                                             27,489

            Total investment income                                                                   124,237

EXPENSES:
  Management fee                                                                                       26,445
  Custodian fee                                                                                        28,634
  Accounting and audit fees                                                                            24,368
  Legal fees                                                                                           31,594
  Trustees' fees                                                                                        5,438

            Total expenses                                                                            116,479

  Reduction of expenses by investment manager                                                         (76,123)

            Net expenses                                                                               40,356

            Net investment income                                                                      83,881

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain (identified cost basis)                                                                93,308

  Change in unrealized appreciation                                                                   751,675

            Net realized and unrealized gain on investments                                           844,983

            Increase in net assets from operations                                                   $928,864

See notes to financial statements.

DLB MID CAPITALIZATION FUND

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                                                                   $        83,881
    Net realized gain on investments                                                                                 93,308
    Net unrealized gain on investments                                                                              751,675

               Increase in net assets from operations                                                               928,864

  Distributions declared to shareholders:
    From net investment income                                                                                      (83,531)
    From net realized gain on investments                                                                           (93,308)

            Total distributions declared to shareholders                                                           (176,839)

  Fund share (principal) transactions:
    Net proceeds from sale of shares                                                                             10,000,000
    Net asset value of shares issued to shareholders in reinvestment of distributions                               176,839

            Increase in net assets from Fund share transactions                                                  10,176,839

            Total increase in net assets                                                                         10,928,864

NET ASSETS:
  At beginning of period                                                                                                 10

  At end of period (including accumulated undistributed net investment income of $232)                  $        10,928,874

See notes to financial statements.

DLB MID CAPITALIZATION FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                                        $            10.00

  Income from investment operations -
    Net investment income                                                                                                    0.08
    Net realized and unrealized gain on investments                                                                          0.84

           Total income from investment operations                                                                           0.92

  Less distributions declared to shareholders:
    From net investment income                                                                                              (0.08)
    From net realized gain on investments                                                                                   (0.09)

           Total distributions declared to shareholders                                                                     (0.17)

Net asset value - end of period                                                                                $            10.75

Total return                                                                                                                21.17%*

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                                                                    0.90%*
  Ratio of net investment income to average net assets                                                                       1.90%*
  Portfolio turnover                                                                                                            6%
  Net assets at end of period (000 omitted)                                                                    $        10,929.00

  The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.90% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had expenses been limited to that permitted by state securities law, the net investment income per share and ratios would have been:

Net investment income                                                                                         $              0.01

Ratios (to average net assets):
  Expenses                                                                                                                   2.50%*
  Net investment income                                                                                                      0.32%*

*Annualized.

See notes to financial statements.

DLB MID CAPITALIZATION FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    BUSINESS AND ORGANIZATION

      DLB Mid Capitalization Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust").

      The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

      INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Interest income is recorded on the accrual basis.

      TAX MATTERS AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of undistributed net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

      The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. During the period ended December 31, 1995, $118 was reclassified from accumulated undistributed net investment income to paid-in capital, due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or net asset value per share.

3.    TRANSACTIONS WITH AFFILIATES

      INVESTMENT MANAGER - The Fund has a management contract with David L. Babson & Co., Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.60% of average daily net assets.

      For the period ended December 31, 1995, the management fee amounted to $26,445, of which all was waived by DLB and, additionally, $49,678 of Fund expenses were borne by DLB.

      The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations, aggregated $10,398,892 and $532,430, respectively.

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $ 10,240,520
Gross unrealized appreciation                                      $  1,290,834
Gross unrealized depreciation                                          (539,159)

Net unrealized appreciation                                        $    751,675


5.    SHARES OF BENEFICIAL INTEREST

      The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

                                                    SHARES             AMOUNT

Shares sold                                        1,000,000      $  10,000,000
Shares issued to shareholders in reinvestment
  of distributions                                    16,543            176,839

Net increase                                       1,016,543      $  10,176,839

                                   * * * * * *